Leases - Summary Of Supplemental Cash Flow Information Operating Lease (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Mar. 28, 2026	Mar. 29, 2025	Mar. 30, 2024
Summary Of Supplemental Cash Flow Information Operating Lease [Line Items]
Leasehold Inducements	$ 0.2	$ 1.9	$ 1.7
Accounts Receivable and other receivables [Member]
Summary Of Supplemental Cash Flow Information Operating Lease [Line Items]
Leasehold Inducements	$ 0.3		$ 0.8